Shareholder Fees	Jul. 31, 2025
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Corporate Bond Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Corporate Bond Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Corporate Bond Fund | Class R
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Corporate Bond Fund | Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Corporate Bond Fund | Class R6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Extended Duration Bond Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[2]
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Extended Duration Bond Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[2]
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Extended Duration Bond Fund | Class R
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Extended Duration Bond Fund | Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Extended Duration Bond Fund | Class R6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(Nomura Floating Rate Fund - Classes A, C, R, Institutional and R6) | Nomura Floating Rate Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[3]
(Nomura Floating Rate Fund - Classes A, C, R, Institutional and R6) | Nomura Floating Rate Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[3]
(Nomura Floating Rate Fund - Classes A, C, R, Institutional and R6) | Nomura Floating Rate Fund | Class R
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(Nomura Floating Rate Fund - Classes A, C, R, Institutional and R6) | Nomura Floating Rate Fund | Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
(Nomura Floating Rate Fund - Classes A, C, R, Institutional and R6) | Nomura Floating Rate Fund | Class R6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

[1]
1	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]
1	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[3]
1	For Class A shares, a 0.75% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.